GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL [Abstract]
GOODWILL
19	GOODWILL

	2020	2019
	US$’000	US$’000

Cost:
Balance at 1 January	3,912	16,004
Acquired on acquisition of subsidiary	25	-
Reclassification to disposal group held for sale (Note 40) (i)	-	(12,317)
Effect of foreign currency exchange differences	(9)	225
At 31 December	3,928	3,912

Accumulated impairment losses:
Balance at 1 January	2,968	8,653
Impairment	-	3,179
Reclassification to disposal group held for sale (Note 40) (i)	-	(8,968)
Effect of foreign currency exchange differences	-	104
Balance at 31 December	2,968	2,968

Carrying amount:
At 31 December	960	944

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2020	2019
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,0 8 9	3,064
Parcel Service	235	244
Unicorn Tankers International	604	604
	3,928	3,912

The Group tests goodwill annually for impairment, or more frequently if there are indications that goodwill might be impaired.

The recoverable amounts of the CGUs are determined based on value in use calculations. The key assumptions for the value in use calculations are those regarding the discount rates, growth rates and expected changes to selling prices and direct costs during the period.  Management estimates discount rates using pre-tax rates that reflect current market assessments of the time value of money and the risks specific to the CGUs.  The growth rates are based on industry growth forecasts.  Changes in selling prices and direct costs are based on past practices and expectations of future changes in the market.